General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Short term employee benefits (salaries)	$ 9,196	$ 12,330	$ 19,978
Share based compensation	22,385	30,207	33,687
Total employee benefits expenses	$ 31,581	$ 42,537	$ 53,665